FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity (Details) - Market Risk - Commodity Derivative Instruments	12 Months Ended
Dec. 31, 2016 CAD / MWh MMcf / d bbl / d $ / Mcf MWh $ / bbl
Risk Management
Maximum percentage of forecasted production volumes net of royalties considered to enter into commodity contracts	80.00%
Crude Oil Instruments | WTI | Swap | Jan 1, 2017 - Jun 30, 2017
Risk Management
Volume | bbl / d	2,000
Weighted average price | $ / bbl	53.50
Crude Oil Instruments | WTI | Swap | Jul 1, 2017 - Dec 31, 2017
Risk Management
Volume | bbl / d	2,000
Weighted average price | $ / bbl	53.50
Crude Oil Instruments | WTI | Swap | Jan 1, 2018 - Dec 31, 2018
Risk Management
Volume | bbl / d	3,000
Weighted average price | $ / bbl	53.73
Crude Oil Instruments | WTI | Swap | Jan 1, 2019 - Mar 31, 2019
Risk Management
Volume | bbl / d	3,000
Weighted average price | $ / bbl	53.73
Crude Oil Instruments | WTI | Put | Purchased | Jan 1, 2017 - Jun 30, 2017
Risk Management
Volume | bbl / d	14,000
Weighted average price | $ / bbl	50.29
Crude Oil Instruments | WTI | Put | Purchased | Jul 1, 2017 - Dec 31, 2017
Risk Management
Volume | bbl / d	18,000
Weighted average price | $ / bbl	50.61
Crude Oil Instruments | WTI | Put | Purchased | Jan 1, 2018 - Dec 31, 2018
Risk Management
Volume | bbl / d	9,500
Weighted average price | $ / bbl	54.00
Crude Oil Instruments | WTI | Put | Purchased | Jan 1, 2019 - Mar 31, 2019
Risk Management
Volume | bbl / d	1,000
Weighted average price | $ / bbl	56.00
Crude Oil Instruments | WTI | Put | Purchased | Apr 1, 2019 - Dec 31, 2019
Risk Management
Volume | bbl / d	4,000
Crude Oil Instruments | WTI | Put | Sold | Jan 1, 2017 - Jun 30, 2017
Risk Management
Volume | bbl / d	14,000
Weighted average price | $ / bbl	38.94
Crude Oil Instruments | WTI | Put | Sold | Jul 1, 2017 - Dec 31, 2017
Risk Management
Volume | bbl / d	18,000
Weighted average price | $ / bbl	39.62
Crude Oil Instruments | WTI | Put | Sold | Jan 1, 2018 - Dec 31, 2018
Risk Management
Volume | bbl / d	9,500
Weighted average price | $ / bbl	43.13
Crude Oil Instruments | WTI | Put | Sold | Jan 1, 2019 - Mar 31, 2019
Risk Management
Volume | bbl / d	1,000
Weighted average price | $ / bbl	45.00
Crude Oil Instruments | WTI | Put | Sold | Apr 1, 2019 - Dec 31, 2019
Risk Management
Volume | bbl / d	4,000
Weighted average price | $ / bbl	43.75
Crude Oil Instruments | WTI | Call | Purchased | Apr 1, 2019 - Dec 31, 2019
Risk Management
Weighted average price | $ / bbl	54.69
Crude Oil Instruments | WTI | Call | Sold | Jan 1, 2017 - Jun 30, 2017
Risk Management
Volume | bbl / d	14,000
Weighted average price | $ / bbl	61.14
Crude Oil Instruments | WTI | Call | Sold | Jul 1, 2017 - Dec 31, 2017
Risk Management
Volume | bbl / d	18,000
Weighted average price | $ / bbl	60.33
Crude Oil Instruments | WTI | Call | Sold | Jan 1, 2018 - Dec 31, 2018
Risk Management
Volume | bbl / d	9,500
Weighted average price | $ / bbl	63.09
Crude Oil Instruments | WTI | Call | Sold | Jan 1, 2019 - Mar 31, 2019
Risk Management
Volume | bbl / d	1,000
Weighted average price | $ / bbl	70.00
Crude Oil Instruments | WTI | Call | Sold | Apr 1, 2019 - Dec 31, 2019
Risk Management
Volume | bbl / d	4,000
Weighted average price | $ / bbl	66.18
Crude Oil Instruments | WCS | Differential swap | Jan 1, 2017 - Jun 30, 2017
Risk Management
Volume | bbl / d	2,000
Weighted average price | $ / bbl	(14.75)
Crude Oil Instruments | WCS | Differential swap | Jul 1, 2017 - Dec 31, 2017
Risk Management
Volume | bbl / d	2,000
Weighted average price | $ / bbl	(14.75)
Gas | NYMEX | Put | Purchased | Jan 1, 2017 - Dec 31, 2017
Risk Management
Volume | MMcf / d	50.0
Weighted average price | $ / Mcf	2.75
Gas | NYMEX | Put | Sold | Jan 1, 2017 - Dec 31, 2017
Risk Management
Volume | MMcf / d	50.0
Weighted average price | $ / Mcf	2.06
Gas | NYMEX | Call | Sold | Jul 1, 2017 - Dec 31, 2017
Risk Management
Volume | MMcf / d	50.0
Weighted average price | $ / Mcf	3.41
Electricity Instruments | AESO Power | Swap | Jan 1, 2017 - Dec 31, 2017
Risk Management
Volume | MWh	6.0
Weighted average price | CAD / MWh	44.38
Physical contracts | AECO-NYMEX | Basis | Purchased | Jan 1, 2017 - Oct 31, 2017
Risk Management
Volume | MMcf / d	45.0
Weighted average price | $ / Mcf	(0.92)
Physical contracts | AECO-NYMEX | Basis | Purchased | Nov 1, 2017 - Oct 31, 2018
Risk Management
Volume | MMcf / d	45.0
Weighted average price | $ / Mcf	(0.78)
Physical contracts | AECO-NYMEX | Basis | Purchased | Nov 1, 2018 - Oct 31, 2019
Risk Management
Volume | MMcf / d	45.0
Weighted average price | $ / Mcf	(0.72)
Physical contracts | AECO-NYMEX | Basis | Sold | Jan 1, 2017 - Oct 31, 2017
Risk Management
Volume | MMcf / d	80.0
Weighted average price | $ / Mcf	(0.65)
Physical contracts | AECO-NYMEX | Basis | Sold | Nov 1, 2017 - Oct 31, 2018
Risk Management
Volume | MMcf / d	80.0
Weighted average price | $ / Mcf	(0.65)
Physical contracts | AECO-NYMEX | Basis | Sold | Nov 1, 2018 - Oct 31, 2019
Risk Management
Volume | MMcf / d	80.0
Weighted average price | $ / Mcf	(0.64)